RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related Party [Abstract]
Schedule of transactions between related parties
The following table summarizes revenues the Corporation has earned from transactions with related parties for the three and six months ended June 30, 2026 and 2025:

		Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	Related Parties	2026	2025	2026	2025
Revenues
	Brookfield Corporation (1)	$48	$33	$86	$77
	Joint ventures of operating subsidiaries (2)	238	187	410	379
	Associates of operating subsidiaries (3)	68	72	146	130
	Other	12	17	23	20
		$366	$309	$665	$606
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(1)Includes revenues earned by the Corporation’s construction services from an affiliate of Brookfield Corporation.
(2)Includes revenues earned by the Corporation’s advanced energy storage operation from an associate.
(3)The Corporation corrected its comparative period disclosure for the three and six months ended June 30, 2025, to include revenue earned by the Corporation’s Australian asset manager and lender from an associate.
The following table summarizes balances with related parties as at June 30, 2026 and December 31, 2025:

(US$ MILLIONS)	Related Parties	June 30, 2026	December 31, 2025
Financial assets	Brookfield Corporation (1)	$490	$584
	Associates of operating subsidiaries	117	63
		$607	$647
Accounts and other receivable, net
	Brookfield Corporation	$442	$445
	Joint ventures of operating subsidiaries	67	89
	Associates of operating subsidiaries	39	63
	Other	44	58
		$592	$655

Accounts payable and other	Brookfield Corporation (2)	$294	$330
Non-recourse borrowings in subsidiaries of the Corporation
	Brookfield Wealth Solutions	$79	84
	Associates of operating subsidiaries	440	348
		$519	$432

Interest of others in operating subsidiaries	Brookfield Wealth Solutions	$4	$4
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(1)Includes the fair value of units in an evergreen private equity fund managed by Brookfield Asset Management.
(2)Includes $177 million related to a tax receivable agreement due to an affiliate of Brookfield Corporation by the Corporation’s advanced energy storage operation (December 31, 2025: $170 million).